Fees Summary	Mar. 18, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,550,000
Previously Paid Amount	0.00
Total Fee Amount	849.70
Total Offset Amount	0.00
Net Fee	849.70
Narrative - Max Aggregate Offering Price	$ 5,550,000
Final Prospectus	true